Shareholder's Deficit (Details) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Shareholder's Deficit [Line Items]
Common stock, shares authorized	1,000	1,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Vote rights description	one
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000
Breeze Holdings Acquisition Corp. [Member]
Shareholder's Deficit [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Vote rights description		Holders of common stock are entitled to one vote for each share
Common stock, shares issued	3,140,000	3,140,000	3,140,000
Common stock, shares outstanding	3,140,000	3,140,000	3,140,000
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock subject to possible redemption	893,712	893,712	1,159,276
Common Stock [Member]
Shareholder's Deficit [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common Stock [Member] | Breeze Holdings Acquisition Corp. [Member]
Shareholder's Deficit [Line Items]
Common stock, shares issued	3,140,000	3,140,000	3,140,000
Common stock, shares outstanding	3,140,000	3,140,000	3,140,000